Significant accounting policies	12 Months Ended
Dec. 31, 2011
Significant accounting policies
Significant accounting policies

Note 2—Significant accounting policies

        The following is a summary of significant accounting policies followed in the preparation of these Consolidated Financial Statements.

Basis of presentation

        The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. The par value of capital stock is denominated in Swiss francs.

Scope of consolidation

        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Reclassifications

        Certain amounts reported for prior years in the Consolidated Financial Statements and Notes have been reclassified to conform to the current year's presentation. These changes primarily relate to non-current assets, where the line "Financing receivables, net" has been included in "Other non-current assets" and the basis of presentation of segment results (see Note 22).

Operating cycle

        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

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  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

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  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

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  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

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  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

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  growth rates, discount rates and other assumptions used in testing goodwill for impairment,

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  assumptions used in determining inventory obsolescence and net realizable value,

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  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

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  growth rates, discount rates and other assumptions used to determine impairments of long-lived assets, and

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  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt and equity securities not classified as held-to-maturity are classified as available-for-sale.

        Marketable debt and equity securities classified as available-for-sale at the time of purchase are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

        If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Impairment charges relating to such credit losses are recognized in "Interest and other finance expense" while impairments related to all other factors are recognized in "Accumulated other comprehensive loss".

        In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value through earnings.

        Marketable debt and equity securities are generally classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition. Any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as "Other non-current assets". Other-than-temporary impairments relating to these investments are reported in either "Other income (expense), net" for equity securities or "Interest and other finance expense" for debt securities.

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the credit quality of trade receivables with an original maturity greater than one year and financing receivables is presented in Notes 7 and 9.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in Accounts receivable and allowance for doubtful accounts. Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually-defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effects of such adjustments are reported in the current period.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

        Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software products, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

        The Company offers multiple element arrangements to meet its customers' needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. If certain criteria are met, the Company allocates revenues to each delivery of product or performance of service based on the individual elements' relative fair value. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company's best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement consideration at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

        Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes are presented on a net basis (excluded from revenues).

Contract loss provisions

        Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs

        Shipping and handling costs are recorded as a component of cost of sales.

Inventories

        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Impairment of long-lived assets

        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

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  factories and office buildings: 30 to 40 years,

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  other facilities: 15 years,

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  machinery and equipment: 3 to 15 years,

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  furniture and office equipment: 3 to 8 years,

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  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is tested for impairment annually as of October 1 or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company performs a two-step impairment test. In the first step, the Company compares the fair value of each reporting unit to its carrying value. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review, the reporting units were the same as the operating segments for Power Systems, Discrete Automation and Motion, and Low Voltage Products, while for the Power Products and Process Automation operating segments, the reporting units were determined to be one level below the operating segment. The Company determines the fair value of its reporting units based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit or its carrying amount is zero or negative and it is more likely than not that a goodwill impairment exists then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets' expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value. If the unamortized cost of software to be sold exceeds its net realizable value, the Company records an impairment charge equal to the difference.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item, primarily within "Net cash provided by operating activities".

Leases

        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks

        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. For financial statement purposes, the Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies on the basis of their technical merits, including relative tax law and Organisation for Economic Co-operation and Development (OECD) guidelines, as well as on items relating to potential audits by tax authorities based upon its evaluations of the facts and circumstances as of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development

        Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and further discussion of the potentially dilutive securities in Note 18.

Share-based payment arrangements

        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in income over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity, equity and interest rate derivatives, as well as available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, and certain government securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, certain government securities, corporate debt securities, interest rate swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps.
Level 3:	Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input).

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to taxes other than income tax, environmental, labor, product, regulatory and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirement provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

        The Company's various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the "Fair value measures" section above.

        See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships, in-process research and development and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See the "Goodwill and other intangible assets" section above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Changes in valuation allowances on acquired deferred tax assets that occur after the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) are recognized in income. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

New accounting pronouncements

Applicable in current period

Fair value measurements

        As of January 1, 2011, the Company adopted an accounting standard update that requires additional disclosure for fair value measurements. The update requires disclosure, on a gross basis, about purchases, sales, issuances and settlements of Level 3 (significant unobservable inputs) instruments when reconciling the fair value measurements. The adoption of this update did not result in additional disclosures for 2011, as there were no significant financial assets and liabilities measured at fair value using Level 3 of the fair value hierarchy within the scope of this update.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

        As of January 1, 2011, the Company adopted an accounting standard update that requires additional disclosures regarding the changes and reasons for those changes in the allowance for credit losses. See Note 7 for these disclosures.

Revenue recognition for multiple deliverable arrangements

        The Company adopted an accounting standard update on revenue recognition for multiple deliverable arrangements, for such arrangements entered into or materially modified by the Company on or after January 1, 2011. This update amends the criteria for allocating consideration in multiple-deliverable revenue arrangements. It establishes a hierarchy of selling prices to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. This update also:

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  eliminates the residual method for allocating revenue between the elements of an arrangement and requires that arrangement consideration be allocated at the inception of the arrangement, and

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  expands the disclosure requirements regarding a vendor's multiple-deliverable revenue arrangements.

        The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Revenue arrangements that include software elements

        The Company adopted an accounting standard update for certain revenue arrangements that include software elements, entered into or materially modified by the Company on or after January 1, 2011. This update amends the existing guidance on revenue arrangements that contain both hardware and software elements. This update modifies the existing rules to exclude from the software revenue guidance (i) non-software components of tangible products and (ii) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. Undelivered elements in the arrangement related to the non-software components also are excluded from this guidance. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Goodwill impairment test for reporting units with zero or negative carrying amounts

        As of January 1, 2011, the Company adopted an accounting standard update which clarifies that the Company is required to perform the second step of the goodwill impairment test (determining whether goodwill has been impaired and calculating the amount of the impairment) also for reporting units with zero or negative carrying amounts, if it is more likely than not that a goodwill impairment exists. In determining whether a goodwill impairment exists, the Company considers whether there are any adverse qualitative factors indicating such an impairment. A reporting unit is an operating segment or one level below an operating segment. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Disclosure of supplementary pro forma information for business combinations

        For business combinations entered into on or after January 1, 2011, that are material on an individual or aggregate basis, the Company has adopted an accounting standard update that clarifies the requirement regarding the disclosure of pro forma information for business combinations. Under the update, the Company is required to disclose pro forma revenues and earnings of the combined entity as though the business combination(s) had occurred as of the beginning of the comparable prior annual reporting period only. This update also expands the disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. See Note 3 for pro forma disclosures related to the acquisition of Baldor Electric Company (Baldor).

A creditor's determination of whether a restructuring is a troubled debt restructuring

        As of July 1, 2011, the Company adopted an accounting standard update that provides clarifying guidance regarding whether a restructuring of receivables constitutes a troubled debt restructuring and requires additional disclosures. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Disclosures about an employer's participation in a multiemployer plan

        As of December 31, 2011, the Company adopted an accounting standard update that requires additional quantitative and qualitative disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans. The adoption of this update did not result in additional disclosures for 2011, as the Company's participation in multiemployer plans was not significant.

Applicable for future periods

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs

        In May 2011, an accounting standard update was issued that provides guidance that results in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. These amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this update are not intended to result in a change in the application of the requirements of U.S. GAAP. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This update is effective for the Company for periods beginning January 1, 2012. The Company does not believe that this update will have a significant impact on its Consolidated Financial Statements.

Presentation of comprehensive income

        In June 2011, an accounting standard update was issued regarding the presentation of comprehensive income. This was revised in a further update in December 2011. Under the updates, the Company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. These updates are effective for the Company for periods beginning January 1, 2012, and are applicable retrospectively. Upon adoption, the Company will present two separate but consecutive statements.

Testing goodwill for impairment

        In September 2011, an accounting standard update was issued regarding the testing of goodwill for impairment. Under the update, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The Company would not be required to calculate the fair value of a reporting unit unless it determines, based on the qualitative assessment, that it is more likely than not that the reporting unit's fair value is less than its carrying amount. The update includes examples of events and circumstances to be considered in conducting the qualitative assessment. This update is effective for the Company for periods beginning January 1, 2012. The Company does not believe that this update will have a significant impact on its Consolidated Financial Statements.

Disclosures about offsetting assets and liabilities

        In December 2011, an accounting standard update was issued regarding disclosures about amounts of financial and derivative instruments recognized in the statement of financial position that are either (i) offset or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset. The scope of the update includes derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable retrospectively. The Company is currently evaluating the impact of this additional disclosure requirement.